Warranty Liability (Tables)	9 Months Ended
Dec. 31, 2024
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	Nine months ended	Year ended
	December 31, 2024	March 31, 2024

Opening balance	$2,499,890	$2,077,750
Warranty additions	584,192	1,343,838
Warranty disbursements	(546,830)	(774,174)
Warranty expiry	-	(147,108)
Foreign exchange translation	(330)	(416)
Total	$2,536,922	$2,499,890

Current portion	$774,378	$750,806
Long term portion	1,762,544	1,749,084
Total	$2,536,922	$2,499,890